Financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

24. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses), prepaid gold interests and other, investments and loans receivable, amounts payable and other liabilities, lease obligations and debt.

The Company applies all of the requirements of IFRS 9 to its financial instruments. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets that are subject to credit risk include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses) and loans receivable held at amortized cost. The amounts receivable (excluding value added taxes and prepaid expenses) are carried at amortized cost and had a carrying value of $21.5 million as at December 31, 2025 (2024: $16.0 million).

The expected credit loss for the loans receivable at amortized cost is measured based on the general approach. The expected credit loss was estimated as the difference between the contractual cash flows that are due to Triple Flag and the cash flows that management expects to receive, discounted at the original effective interest rate. Cash flows that management expects to receive are based on the expected ability of the counterparties to repay the amounts owed, which is dependent on a variety of factors including, among others, production results, operating costs, commodity prices and capital requirements. Triple Flag considered both quantitative and qualitative factors as part of this assessment. The application of the expected credit loss model did not have a significant impact on the Company’s loan receivables as at December 31, 2025 because the Company did not have loans receivable at amortized cost for the year ended December 31, 2025.

The Company applies the simplified approach permitted by IFRS 9 for amounts receivable, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables. Considering the current turnover and credit risk associated with the amounts receivable (excluding value added taxes and prepaid expenses), the application of the expected credit loss model did not have a significant impact because the Company determined that the expected credit losses on these financial assets were nominal.

To provide an indication of the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 10b for additional details on investments that are measured at fair value.

The carrying value of amounts receivable (excluding value added taxes and prepaid expenses), cash and cash equivalents, investments, loans receivable, amounts payable and other liabilities (excluding stock-based compensation liabilities), and debt approximates their fair value. Financial assets and financial liabilities as at December 31, 2025 and December 31, 2024, were as follows:

		Financial assets	Financial liabilities
As at December 31, 2025	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$71,284	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	21,543	—
Prepaid gold interests and other	91,015	—	—
Investments	17,421	—	—
Loan receivable	3,118	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	19,350
Total	$111,554	$92,827	$19,350

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests and other	49,539	—	—
Investments	3,010	—	—
Loan receivable	1,784	—	—
Amounts payable and other liabilities (excluding stock-based compensation)	—	—	18,167
Total	$54,333	$52,267	$18,167